                             ENHANCED RESERVES FUND

                                  ANNUAL REPORT
                                DECEMBER 31, 1995

                             [LOGO]   DUFF & PHELPS
                                      MUTUAL FUNDS

        DUFF & PHELPS
[LOGO]  MUTUAL FUNDS

LETTER FROM THE CHAIRMAN
------------------------------------------------------------------------------
Dear Shareholder:

     Enclosed is your copy of the Duff & Phelps Enhanced Reserves Fund Annual Report for the period ended December 31, 1995. We would like to thank you for your participation within the Fund. Given the direction of interest rates throughout 1995, our strategy had tremendous success compared to other short-term investment strategies. We have been extremely pleased with our results since the inception of the Fund and continue to feel that the means are in place for continued value to our clients.

     Since the inception of the Fund on June 27, 1994, the fixed income market has been extremely volatile and short term interest rates have risen dramatically. The Federal Reserve's Fed Fund's target rate was 4.25% and it currently stands at 5.50% after reaching a high of 6.00%. Despite the significant rally experienced in the market in 1995, we have yet to return to the low level of short-term interest rates experienced in 1993. However, our strategy has demonstrated its ability to provide value over money market alternatives. The vindication of this strategy has been critically important to existing clients as well as efforts to garner more assets within this investment option. The Fund's past performance information and general market outlook can be found in the Manager's Fund Update section.

     Our strategy is somewhat unique and we want to emphasize its characteristics. The Fund's goals are to increase current income while preserving capital. The Fund is an active short-term investment option that uses sector rotation, yield curve strategies, duration, and issue selection to structure a portfolio to try to outperform the one year Treasury Bill or money market alternatives. This Fund does have market risk since it does not prescribe to the regulatory demands of a stable dollar money market fund. The Enhanced Reserves Fund is a total return portfolio that has the flexibility to be extremely defensive to protect capital while interest rates are adverse yet provides excess returns during periods of stable or falling interest rates.

     Duff & Phelps has been serving a wide variety of clientele with proven investment strategies for over 60 years. Effective November 1, 1995, the firm merged with Phoenix Securities Group in order to expand our overall investment and marketing capabilities in this dynamic business environment. The combined entity has over $35 billion in discretionary assets under management. Our long history of research and conservative investment philosophy will be enhanced given this new corporate entity.

     We look to 1996 with great excitement. Our Enhanced Reserves Fund has performed extremely well compared with passive approaches while offering a tremendous risk/reward alternative for cash management investors. This unique attribute should help our investment and marketing team to grow this product within the marketplace. We value your participation as a shareholder. Please feel free to contact your sales representative or Duff & Phelps Mutual Funds at 1-800-500-DUFF (3833) if you have any questions about our Fund.

Sincerely,

/s/ Calvin J. Pedersen
-----------------------------
    Calvin J. Pedersen
    Chairman

        DUFF & PHELPS
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MANAGER'S FUND UPDATE
------------------------------------------------------------------------------

     The Duff & Phelps Enhanced Reserves Fund seeks to provide a high level of current income consistent with a preservation of capital. The Fund is structured to provide our clients with a higher yield than is typically associated with a dollar stable money market fund, and with less volatility than generated from an intermediate-term or long-term bond fund. The risk/reward characteristics for this strategy are extremely compelling.

[CHART]

     The fixed income market had a tremendous year in 1995. The level of interest rates across the entire maturity spectrum fell as inflation expectations and economic growth fell below their respective targeted levels outlined by the Federal Reserve. The benign inflation picture caused the Fed to eliminate their aggressive tightenings that drove the Fed Fund rate during 1994 from 3.00% to 5.50%. With an additional 50 basis point increase in the Fed Fund rate in early 1995 to 6.00%, the Federal Reserve was attempting to engineer a "soft landing" of the economy. Signs of economic slowdown quickly appeared in consumer related areas, such as housing, retail sales, and consumer confidence statistics. Furthermore, the demand for U.S. securities intensified. The additional yield and potential currency appreciation in the U.S. market attracted significant inflows of capital. Lastly, the budget deficit debates in Washington added substantial fuel to the rallying market. The anticipated fiscal drag to the economy and the long-term ramification to Treasury issuance provided the market further impetus for interest rates to decline. Before the year had ended, the Fed had reversed its tightening moves by a total of 50 basis points back to the beginning of the year level of 5.50%.

[CHART]

     Even though the Fed Fund's rate was unchanged year over year, the fixed income market experienced tremendous returns in 1995. Our performance benefited from the significant decline in interest rates. For the year, we were competitive relative to the one year Treasury Bill and money market alternatives. Money market investors did not participate in the rally of 1995. The Fund used several extension trades and yield curve strategies to add value. Under normal market conditions, the fund maintains a 65% weighting in corporate bonds and U.S. securities. After structuring the portfolio somewhat defensively for the majority of the first half of the year, we shifted our strategy to improve the total return opportunities of the Fund. We decreased our money market holdings to extend duration and to achieve higher yields. The Fund also used asset-backed securities as a relative value

        DUFF & PHELPS
[LOGO]  MUTUAL FUNDS

MANAGER'S FUND UPDATE
------------------------------------------------------------------------------

alternative to corporate exposure. Given the volatile nature of the market, we were able to extend duration strategically during periods of weakness. We were also able to apply a barbell yield curve strategy for the majority of the second half of the year which also benefited our performance.

     Short-term interest rates were already pricing in the direction of Fed action by the fourth quarter of the year. For example, the three and six month Treasury bills traded below the Fed Funds target rate for the entire quarter. Therefore, the Fed needs to validate the market in order to avoid significant price erosion. However, the Fed's reluctancy to ease monetary policy aggressively should restrict significant economic growth in the near term. We believe that weaker economic growth data will lead to continual Fed easings. We will maintain a duration in excess of the market and will begin moving to a more bullet structure. Spread products, such as corporates, asset-backed securities, and a small allocation to mortgages will be emphasized.


[CHART]

[CHART]

[CHART]

        DUFF & PHELPS
[LOGO]  MUTUAL FUNDS

MANAGEMENT OF THE FUND
------------------------------------------------------------------------------

CALVIN J. PEDERSEN - Chairman and Trustee. Mr. Pedersen is Director and President of Phoenix Duff & Phelps Corporation, Chairman of the Board of Directors of Duff & Phelps Investment Management Co., President and Chief Executive Officer of Duff & Phelps Utilities Income Inc., Duff & Phelps Utility and Corporate Bond Trust Inc. and Duff & Phelps Utilities Tax-Free Income Inc. Because of his affiliation with Duff & Phelps, Mr. Pedersen is considered an "interested" Trustee of the Trust.

E. VIRGIL CONWAY - Trustee. Mr Conway is the Chairman of the Metropolitan Transit Authority. Mr. Conway is a Director of Duff & Phelps Utility and Corporate Bond Trust, Inc., Duff & Phelps Utilities Tax-Free Income Inc., Phoenix Asset Reserve, Phoenix California Tax-Exempt Bonds, Inc., Phoenix Multi-Sector Fixed Income Fund, Inc. and Phoenix Total Return Fund, Inc. Mr. Conway is also a Trustee of Phoenix Income and Growth Fund, Phoenix Strategic Equity Series Fund, Phoenix Worldwide Opportunities Fund, The Phoenix Edge Series Fund, Phoenix Multi-Portfolio Fund and Phoenix Series Fund.

WILLIAM W. CRAWFORD - Trustee. Mr. Crawford was formerly President and Chief Operating Officer of Hilliard, Lyons, Inc. Mr. Crawford is a Director of Duff & Phelps Utility and Corporate Bond Trust Inc. and Duff & Phelps Utilities Tax-Free Income Inc.

WILLIAM N. GEORGESON - Trustee. Mr. Georgeson was formerly Vice President of Nuveen Advisory Corporation, an investment adviser. Mr. Georgeson also is a Director of Duff & Phelps Utilities Tax-Free Income Inc. and Duff & Phelps Utility and Corporate Bond Trust Inc.

EVERETT L. MORRIS - Trustee. Mr. Morris is Vice President of W. H. Reaves and Company. Mr. Morris also is a Director of Duff & Phelps Utility and Corporate Bond Trust Inc. and Duff & Phelps Utilities Tax-Free Income Inc. Prior to March 1993, Mr. Morris was a Director of Public Service Enterprise Group Inc. and President and Chief Operating Officer of Enterprise Diversified Holdings Inc. Prior to January 1992, Mr. Morris was Senior Executive Vice President and Chief Financial Officer of Public Service Electric and Gas Company. Prior to 1991, Mr. Morris was a Director of First Fidelity Bank, N.A., N.J.

RICHARD A. PAVIA - Trustee. Mr. Pavia is currently a Director of Speer Financial, Inc., a company specializing in public finance. Mr. Pavia retired as Chairman and Chief Executive Officer of Speer Financial Inc. in 1994. Mr. Pavia also is a Director of Duff & Phelps Utility and Corporate Bond Trust lnc. and Duff & Phelps Utilities Tax-Free Income Inc.

ROBERT J. MOORE - Executive Vice President and Chief Investment Officer. Mr. Moore is Executive Vice President of Duff & Phelps Investment Management Co., Duff & Phelps Utility and Corporate Bond Trust lnc. and Duff & Phelps Utilities Tax-Free Income Inc. Prior to joining Duff & Phelps, Mr. Moore was a Principal and Portfolio Manager with Harris Investment Management and was a lead portfolio manager with Ford Motor Company.

MARVIN FLEWELLEN - Senior Vice President and Portfolio Manager. Mr. Flewellen is a Senior Vice President of Duff & Phelps Investment Management Co. Prior to joining Duff & Phelps, Mr. Flewellen was a Second Vice President and Portfolio Manager with Northern Trust Bank.

MARK A. POUGNET - Treasurer. Mr. Pougnet is Chief Financial Officer of ALPS Mutual Funds Services, Inc. and Treasurer for the First Funds and Westcore Funds. Prior to joining ALPS, Mr. Pougnet was Executive Director of Syndication Accounting for Paramount Pictures-Television Group.

THOMAS N. STEENBURG - Secretary. Mr. Steenburg is Vice President, Counsel and Secretary of Phoenix Duff & Phelps Corporation; Secretary, Phoenix Investment Counsel, Inc., Phoenix Equity Planning Corporation, National Securities & Research Corporation; Secretary, Duff & Phelps Utility and Corporate Bond Trust Inc. and Duff & Phelps Utilities Tax-Free Income Inc.

        DUFF & PHELPS
[LOGO]  MUTUAL FUNDS

MANAGEMENT OF THE FUND
------------------------------------------------------------------------------

MARY JO METZ - Assistant Secretary and Assistant Treasurer. Ms. Metz is Assistant Vice President of Duff & Phelps Investment Management Co. and Treasurer and Assistant Secretary of Duff & Phelps Utilities Tax-Free Income Inc. and Duff & Phelps Utility and Corporate Bond Trust Inc.

DUFF & PHELPS OFFICERS AND TRUSTEES

Calvin J. Pedersen
     CHAIRMAN, PRESIDENT, CHIEF EXECUTIVE OFFICER AND TRUSTEE
E. Virgil Conway
     TRUSTEE
William W.Crawford
     TRUSTEE
William N. Georgeson
     TRUSTEE
Everett L. Morris
     TRUSTEE
Richard A. Pavia
     TRUSTEE
Robert Moore
     EXECUTIVE VICE PRESIDENT AND CHIEF INVESTMENT OFFICER
Marvin Flewellen
     SENIOR VICE PRESIDENT AND PORTFOLIO MANAGER
Mark A. Pougnet
     TREASURER
Thomas N. Steenburg
     SECRETARY
Mary Jo Metz
     ASSISTANT SECRETARY AND ASSISTANT TREASURER

        DUFF & PHELPS
[LOGO]  MUTUAL FUNDS

FOR YOUR INFORMATION
------------------------------------------------------------------------------

INVESTMENT ADVISOR
Duff & Phelps Investment Management Co.
55 East Monroe Street
Chicago, Illinois 60603

DISTRIBUTOR/ADMINISTRATOR AND
TRANSFER AGENT
ALPS Mutual Funds Services, Inc.
370 17th Street, Suite 2700
Denver, Colorado 80202

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS
Deloitte & Touche LLP
555 17th Street, Suite 3600
Denver, Colorado 80202

CUSTODIAN AND SUB-TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 1713
Boston, Massachusetts 02015


Dealer Services Information
1-800-500-DUFF (3833)

This report is submitted for the general information of the shareholders of the Trust. It is not authorized for distribution to prospective investors unless accompanied or preceded by the effective prospectus for the Fund, which contains information concerning the investment policies and expenses of the portfolio as well as other pertinent information.

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        DUFF & PHELPS
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ACCOUNT SERVICES
------------------------------------------------------------------------------

EASY ACCESS TO YOUR FUNDS

WIRE TRANSFER - Shares of the Enhanced Reserves Fund may be purchased or redeemed by the bank wire services.

LATE DAY INVESTING - You may place trades up until 4:00 p.m. Eastern Time, giving you as much of the day as possible to invest your assets.

AUTOMATIC REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS - The automatic reinvestment of dividends and capital gains distributions keeps all your assets working for you. You may also choose to receive distributions in cash.

FREE TELEPHONE REDEMPTION SERVICES - Access to your investment as needed through telephone redemptions. Call 1-800-500-DUFF (3833).

DUFF & PHELPS MUTUAL FUNDS INVESTOR SERVICE CENTER

You have access to information and resources related to your investment through our toll-free phone number. Call to access your current balance, place trades, or find the most recent yield, dividend, or Net Asset Value information. Our specially trained, registered Service Representatives are available from 9:00 a.m. to 8:00 p.m. Eastern Time every business day. The number is 1-800-500-DUFF (3833).

REPORTS RECEIVED

CONFIRMATION OF ALL TRANSACTIONS - You will receive account statements reflecting the transactions in your account within five days of the transaction taking place.

MONTHLY STATEMENTS - Whether there is activity in the account or the account has no activity, you will receive a statement on the account holdings monthly.

YEAR-END TAX REPORTING - At the end of each year each account will receive an individualized report which shows the tax status of the dividends and any capital gain distributions paid to the account during the year. These reports can help calculate taxes due on shares sold by reporting average cost.

        DUFF & PHELPS
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BOND RATINGS
------------------------------------------------------------------------------

The quality of bonds can, to some degree, be determined from the ratings of the most prominent rating services: Moody's, Standard & Poor's and Duff & Phelps. These ratings are used by government and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond. The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue. Many non-rated issues are sound investments. The rating symbols of two of these services are shown in the box.


-----------------------------------------------------------------------------------------------
                         Long-Term Securities                      Short-Term Securities
                         --------------------                      ---------------------
                   Moody's        Duff & Phelps Credit        Moody's        Duff & Phelps Credit
              Investors Service     Rating Company       Investors Service      Rating Company
              -----------------     --------------       -----------------      --------------
  Prime            N/A                    N/A                   P1                   D1+
  Excellent        Aaa                    AAA                   N/A                   D1
  Good              Aa                     AA                   N/A                  D1-
  Average           A                      A                     P2                   D2
  Fair             Baa                    BBB                   N/A                  N/A
  Poor              Ba                     BB                    P3                   D3
  Marginal          B                      B                    N/A                  N/A
  Speculative      Caa                    CCC                   N/A                  N/A
-----------------------------------------------------------------------------------------------

        DUFF & PHELPS
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INDEPENDENT AUDITORS' REPORT
------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Duff & Phelps Enhanced Reserves
Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments of Duff & Phelps Enhanced Reserves Fund as of December 31, 1995, the related statements of operations for the year ended December 31, 1995 and changes in net assets for the year ended December 31, 1995 and the period ended December 31, 1994, and the financial highlights for the period June 27, 1994 (commencement of operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Duff & Phelps Enhanced Reserves Fund at December 31, 1995, and the results of its operations, the changes in its net assets, and the financial highlights for each of the respective stated periods, in conformity with generally accepted accounting principles.




DELOITTE & TOUCHE LLP
Denver, Colorado
January 19, 1996

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                         THIS PAGE INTENTIONALLY
                                LEFT BLANK
------------------------------------------------------------------------------

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        DUFF & PHELPS
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------------------------------------------------------------------------------

ENHANCED RESERVES FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1995

ASSETS
Investments, at value (cost $134,385,292)- see accompanying statement       $135,533,181
Cash                                                                               1,621
Interest receivable                                                            1,653,447
Deferred organizational costs, net of accumulated amortization                   164,853
Other                                                                              4,836
----------------------------------------------------------------------------------------

Total Assets                                                                 137,357,938
----------------------------------------------------------------------------------------


LIABILITIES
Payables:
Dividends                                                                        707,144
Duff & Phelps Investment Management Co.                                          235,102
Other                                                                             35,459
----------------------------------------------------------------------------------------

Total Liabilities                                                                977,705
----------------------------------------------------------------------------------------

NET ASSETS                                                                  $136,380,233
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------


COMPOSITION OF NET ASSETS - NOTE 1
Paid-in capital                                                             $134,937,709
Undistributed net investment income                                                  532
Accumulated net realized gain from investment transactions                       294,103
Net unrealized appreciation                                                    1,147,889
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

NET ASSETS                                                                  $136,380,233
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Shares of beneficial interest outstanding                                     13,529,224
----------------------------------------------------------------------------------------

Net asset value and redemption price per share                                    $10.08
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

See Notes to Financial Statements.

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------------------------------------------------------------------------------

ENHANCED RESERVES FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1995

FACE AMOUNT                                                                 MARKET VALUE     BOND RATING+
-----------                                                                 ------------     ------------
                  CORPORATE BONDS 55.04%
                  Asset-Backed  25.10%
---------------------------------------------------------------------------------------------------------
$4,486,508        Chase Manhattan Grantor, 1995-A, ABS
                   6.00%, 09/17/01                                          $ 4,520,242         AAA
 5,000,000        First Chicago Master Trust II, Ser. 93-F A,
                   6.30%, 02/15/00 (1)                                        5,023,195         AAA
 2,910,501        Ford Grantor Trust 95-A, ABS
                   5.90%, 05/15/00                                            2,927,670         AAA
 4,000,000        Fremont Small Business Administration,
                   Ser. 93a, ABS, 6.408%, 03/16/98 (1)                        4,006,876         AAA
 1,800,000        Fremont Small Business Administration,
                   Ser. 93b, ABS, 6.438%, 10/15/99 (1)                        1,805,506         AAA
   556,399        GreenTree Financial, Ser. 94-6A1,
                   6.35%, 1/15/20                                               558,079         AAA
 2,708,519        GreenTree Financial, Ser. 95-A1,
                   7.00%, 4/15/20                                             2,731,804         AAA
 2,500,000        MBNA Master Credit Card Trust 94-B A,  ABS
                   5.49%, 01/15/02 (1)                                        2,508,648         AAA
 2,500,000        MBNA Master Trust, Ser. 94-D-A,
                   5.86%, 03/15/00 (1)                                        2,500,000         AAA
 4,000,000        Standard Credit Card Master Trust,
                   Ser. 95-4A1, 5.975%, 02/15/00 (1)                          4,001,076         AAA
 3,566,383        Western Financial, Ser. 95-2 A-1,
                   7.10%, 07/01/00                                            3,647,978         AAA
                                                                            -----------
                                                                             34,231,074
                                                                            -----------

                  Chemicals 1.13%
---------------------------------------------------------------------------------------------------------
 1,500,000        DuPont Corp,
                   8.45%, 10/15/96                                            1,535,989          AA-
                                                                            -----------


                  Financial  25.80%
---------------------------------------------------------------------------------------------------------
 3,675,000        AT&T Capital Corporation,
                   7.96%, 12/27/96                                            3,761,664           A
 5,000,000        Associates Corp N.A.
                   6.625%, 05/15/98                                           5,121,080          AA-
 1,000,000        Citicorp MTN Sr Notes,
                   9.90%, 03/14/96                                            1,009,115           A+
 5,000,000        CIT Group Holdings
                   5.70%, 12/15/98                                            5,005,315          AA-
 5,714,000        Commercial Credit Co.
                   8.00%, 09/01/96                                            5,807,390           A+
 6,300,000        General Electric Capital Corp.
                   5.80%, 10/09/98 (1)                                        6,310,477         AAA
 4,500,000        General Motors Acceptance Corp,
                   7.50%, 11/04/97                                            4,647,807           A-
 3,500,000        Lehman Brothers Holdings,
                   9.750%, 04/01/96                                           3,532,424           A
                                                                            -----------
                                                                             35,195,272
                                                                            -----------

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------------------------------------------------------------------------------

ENHANCED RESERVES FUND
STATEMENT OF INVESTMENTS
DECEMBER 31, 1995 (CONTINUED)

FACE AMOUNT                                                                 MARKET VALUE     BOND RATING+
-----------                                                                 ------------     ------------
                  CORPORATE BONDS (CONTINUED)
                  Food, Beverage & Tobacco  3.01%
---------------------------------------------------------------------------------------------------------
$4,000,000        Phillip Morris Co.,
                   8.75%, 12/01/96                                          $ 4,109,852           A
                                                                            -----------
TOTAL CORPORATE BONDS
 (Cost $74,549,122)                                                          75,072,187
                                                                            -----------

                  U.S. GOVERNMENT AGENCIES 8.86%
---------------------------------------------------------------------------------------------------------
 1,957,876        Federal National Mortgage Assn, #104878,
                   ARM, 7.83%, 03/01/20 (1)                                   2,013,553         AAA
10,000,000        Federal Home Loan Mortgage, 15 Year Gold
                   6.50%, 1/1/11                                             10,068,750         AAA
                                                                            -----------
TOTAL U.S. GOVERNMENT AGENCIES
 (Cost $12,017,902)                                                          12,082,303
                                                                            -----------
                  U.S. GOVERNMENT TREASURIES  20.80%
                  U.S. Treasury Notes  20.80%
---------------------------------------------------------------------------------------------------------
 7,000,000        7.50%, 01/31/97                                             7,170,625         AAA
 5,000,000        5.875%, 07/31/97                                            5,053,125         AAA
 5,000,000        7.25%, 02/15/98                                             5,200,000         AAA
 5,000,000        6.75%, 04/30/00                                             5,264,055         AAA
 5,000,000        7.50%, 02/15/05                                             5,676,555         AAA
                                                                            -----------
TOTAL U.S. GOVERNMENT TREASURIES
 (Cost $27,803,937)                                                          28,364,360
                                                                            -----------

                  COMMERCIAL PAPER  12.51%
                  Finance  12.51%
---------------------------------------------------------------------------------------------------------
 5,000,000        American Express Credit Corp, CP
                   5.703%, 2/08/96                                            5,016,633          D1
 5,000,000        John Deere Capital Corp
                   5.691%, 01/18/96                                           5,004,742          D1
 7,000,000        Norwest Financial CP
                   5.752%, 01/25/96                                           7,036,909          D1
                                                                            -----------
TOTAL COMMERCIAL PAPER
 (Cost $17,058,284)                                                          17,058,284
                                                                            -----------
                  REPURCHASE AGREEMENTS 2.17%
---------------------------------------------------------------------------------------------------------
 2,955,000        State Street Repo. 4.25%, 1/02/96
                   Collateral: $2,700,000 U.S. Treasury Note
                   7.50%, 05/15/02 @ 111.703                                  2,956,047         AAA
                                                                            -----------

TOTAL REPURCHASE AGREEMENTS
 (Cost $2,956,047)                                                            2,956,047
                                                                            -----------

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------------------------------------------------------------------------------
ENHANCED RESERVES
FUNDSTATEMENT OF INVESTMENTS
DECEMBER 31, 1995 (CONTINUED)

                                                                                     MARKET VALUE
                                                                                     ------------
TOTAL INVESTMENTS
 (Cost $134,385,292)                                                     99.38%      $135,533,181

OTHER ASSETS IN EXCESS OF LIABILITIES                                     0.62%           847,052
                                                                        -------------------------

NET ASSETS                                                              100.00%      $136,380,233
                                                                        -------------------------
                                                                        -------------------------

(1) Variable rate security. Reported rate is the effective rate on December 31, 1995
 +  Unaudited.


See Notes to Financial Statements.

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------------------------------------------------------------------------------

ENHANCED RESERVES FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1995

INVESTMENT INCOME
Interest                                                            $7,693,000
------------------------------------------------------------------------------

EXPENSES
Investment advisory fee                                                183,854
Administrative services (Note 3)                                       183,854
Legal                                                                   31,804
Amortization of organization costs                                      47,100
Insurance                                                                6,227
Registration                                                            28,945
Trustee fees                                                            26,384
Printing                                                                 3,024
------------------------------------------------------------------------------

Total Expenses                                                         511,192
------------------------------------------------------------------------------

Expenses waived by investment advisor                                  (83,733)
------------------------------------------------------------------------------

NET EXPENSES                                                           427,459
------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                7,265,541
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions                         586,169
------------------------------------------------------------------------------

Unrealized appreciation (depreciation) of investments:
  Beginning of period                                                 (261,542)
  End of period                                                      1,147,889
------------------------------------------------------------------------------

Net change in unrealized appreciation (depreciation)                 1,409,431
------------------------------------------------------------------------------

Net realized and unrealized gain on investments                      1,995,600
------------------------------------------------------------------------------

Net increase in net assets resulting from operations                $9,261,141
------------------------------------------------------------------------------
------------------------------------------------------------------------------

See Notes to Financial Statements.

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------------------------------------------------------------------------------

ENHANCED RESERVES FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE              FOR THE
                                                       YEAR ENDED          PERIOD ENDED
                                                    DECEMBER 31, 1995   DECEMBER 31, 1994 (1)
                                                    -----------------   ---------------------
FROM INVESTMENT ACTIVITIES

Net investment income                                 $   7,265,541        $ 1,334,485
Net realized gain (loss) on investments                     586,169            (75,459)
Net change in unrealized appreciation (depreciation)      1,409,431           (261,542)
---------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations      9,261,141            997,484
---------------------------------------------------------------------------------------------
Dividends to shareholders from net investment income     (7,264,990)        (1,334,504)
Distributions to shareholders from net realized
 gain on investments                                       (216,607)                 0
---------------------------------------------------------------------------------------------

Change in net assets derived from investment
 activities                                               1,779,544           (337,020)
---------------------------------------------------------------------------------------------

FROM BENEFICIAL INTEREST TRANSACTIONS
Proceeds from sale of shares                            347,741,556         85,182,744
Net asset value of shares issued to shareholders
 from reinvestment of dividends                           7,095,970            955,111
---------------------------------------------------------------------------------------------
                                                        354,837,526         86,137,855
Cost of shares redeemed                                (304,797,452)        (1,340,220)
---------------------------------------------------------------------------------------------
Change in net assets from beneficial interest
 transactions                                            50,040,074         84,797,635
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                               51,819,618         84,460,615

NET ASSETS:
Beginning of period                                      84,560,615            100,000(2)
---------------------------------------------------------------------------------------------

End of period (including (over)/undistributed net
 investment income of $532 and $(19), respectively)   $ 136,380,233        $84,560,615
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

(1)  Operations commenced on June 27, 1994.
(2)  Initial Capitalization.

See Notes to Financial Statements.

        DUFF & PHELPS
[LOGO]  MUTUAL FUNDS

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ENHANCED RESERVES FUND
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST
OUTSTANDING THROUGHOUT THE PERIODS INDICATED:

                                                        FOR THE              FOR THE
                                                       YEAR ENDED          PERIOD ENDED
                                                    DECEMBER 31, 1995   DECEMBER 31, 1994 (1)
                                                    -----------------   ---------------------
Net asset value - beginning of period                      $9.94             $10.00
---------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       0.60                .26
Net realized and unrealized gain (loss) on
 investments                                                0.16               (.06)
---------------------------------------------------------------------------------------------

Total income from investment operations                     0.76                .20
---------------------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                       (0.60)              (.26)
Distributions from net realized gain on investments        (0.02)                 -
---------------------------------------------------------------------------------------------

Total dividends and distributions to shareholders          (0.62)              (.26)
---------------------------------------------------------------------------------------------

Net asset value - end of period                           $10.08              $9.94
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

Total return                                                7.80%              4.02%(2)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000)                         $136,380            $84,561
---------------------------------------------------------------------------------------------

Ratio of expenses to average net assets                     0.35%               .34%(2)
---------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets        5.93%              5.24%(2)
---------------------------------------------------------------------------------------------

Ratio of expenses to average net assets without fee
 waivers                                                    0.42%               .42%(2)
---------------------------------------------------------------------------------------------

Ratio of net investment income to average net assets
 without fee waivers                                        5.86%              5.17%(2)
---------------------------------------------------------------------------------------------

Portfolio turnover rate (3)                               190.37%            134.29%(2)
---------------------------------------------------------------------------------------------

(1) Operations commenced on June 27, 1994.
(2) Annualized.
(3) A portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. Purchases and sales of investment securities (excluding short-term securities) for the year ended December 31, 1995 were $246,328,050 and $170,785,915, respectively.

See Notes to Financial Statements.

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[LOGO]  MUTUAL FUNDS

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NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

     Duff & Phelps Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Duff & Phelps Enhanced Reserves Fund (the "Fund"), represents a separate class of shares of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     INVESTMENT VALUATION: Securities of the Fund are valued at 4:00 p.m.
     (EST) on each trading day. The Fund's investments are valued at the last sales price of the day or where market quotations are not readily available, a fair market value is determined in good faith by or under the direction of the Board of Trustees. Short-term securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

     FEDERAL INCOME TAXES: It is the Fund's policy to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal Income Tax provision is required.

     REPURCHASE AGREEMENTS: The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that value, including accrued interest, is at least 100% of the repurchase price. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default by or bankruptcy of the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     ORGANIZATION COSTS: The Fund has deferred certain organizational costs. Such costs are being amortized over a 60 month period from the commencement of operations. In the event that all or part of the Investment Advisor's initial investment in shares of the Fund is withdrawn during the amortization period, the redemption proceeds will be reduced by the proportionate amount of the unamortized organization costs represented by the ratio that the number of shares redeemed bears to the number of initial shares outstanding at the time of each redemption.

     OTHER: Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividends from net investment income are declared daily and paid monthly. Distributions of net realized gains, if any, are declared at least once a year. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Fund uses for Federal Income Tax purposes.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

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        DUFF & PHELPS
[LOGO]  MUTUAL FUNDS

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2.   SHARES OF BENEFICIAL INTEREST

     On December 31, 1995, there was an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

------------------------------------------------------------------------------
                           FOR THE YEAR               FOR THE PERIOD
                       ENDED DECEMBER 31, 1995     ENDED DECEMBER 31, 1994
                       -----------------------     -----------------------
 Shares Sold                  34,673,071                   8,535,400
------------------------------------------------------------------------------
 Shares Reinvested               708,262                      95,683
------------------------------------------------------------------------------
 Total                        35,381,333                   8,631,083
------------------------------------------------------------------------------
 Shares Redeemed              30,358,450                     134,742
------------------------------------------------------------------------------
 Net Increase                  5,022,883                   8,496,341
------------------------------------------------------------------------------

3. INVESTMENT ADVISORY FEES, ADMINISTRATION FEES AND OTHER RELATED PARTY TRANSACTIONS

     On November 1, 1995, Duff & Phelps Corporation and Phoenix Securities Group, Inc. an indirect wholly-owned subsidiary of Phoenix Home Life Mutual Insurance Company, merged. Upon completion of that merger, Duff & Phelps Corporation was renamed Phoenix Duff & Phelps. At the completion of the merger, the Fund entered into a new investment advisory agreement with Duff & Phelps Investment Management Co., a wholly-owned subsidiary of Phoenix Duff & Phelps. This agreement has been approved by the Fund's Board of Directors and shareholders and contains terms and conditions similar to the prior agreement.

     Pursuant to its advisory agreement with the Fund, the Investment Advisor is entitled to an advisory fee, computed daily and payable monthly at an annual rate of .15 percent of the average net assets. Duff & Phelps voluntarily waived a portion of its advisory fee for the year ended December 31, 1995.

     ALPS Mutual Funds Services, Inc. ("ALPS") serves as the Fund's administrator. ALPS is entitled to receive a fee from the Fund for its administrative services computed daily and payable monthly, at an annual rate of .15 percent of average daily net assets on the first $1 billion, .125 percent on the next $500 million and .10 percent on assets in excess of $1.5 billion. ALPS services as administrator include: fund accounting, daily pricing, licensing and registration, shareholder servicing, transfer agency, fund ratings and training.

4.   UNREALIZED GAINS AND LOSSES ON INVESTMENTS

     AS OF DECEMBER 31, 1995:

     Gross Appreciation (excess of value over cost)        1,150,638
     Gross Depreciation (excess of cost over value)           (2,749)
     ----------------------------------------------------------------
     Net unrealized appreciation                           1,147,889
     ----------------------------------------------------------------
     ----------------------------------------------------------------

[LOGO] DUFF & PHELPS
       MUTUAL FUNDS

370 SEVENTEENTH STREET
SUITE 2700
DENVER, COLORADO 80202

FOR ADDITIONAL INFORMATION, CALL
1-800-500-DUFF (3833)







INVESTMENTS IN THE FUND ARE NOT INSURED BY THE FDIC,
THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY
AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. DUFF & PHELPS INVESTMENT MANAGEMENT CO. PROVIDES INVESTMENT ADVISORY SERVICES FOR DUFF & PHELPS MUTUAL FUNDS.

DUFF & PHELPS MUTUAL FUNDS ARE SPONSORED AND DISTRIBUTED BY
ALPS MUTURAL FUNDS SERVICES, INC. MEMBER NASD.

DUFF & PHELPS INVESTMENT MANAGEMENT CO. IS NOT AFFILIATED WITH
ALPS MUTUAL FUNDS SERVICES, INC.

                                    ALPS MUTUAL FUNDS SERVICES

                                    SPONSOR AND DISTRIBUTOR